Earnings (Loss) per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings (Loss) per share
Number of shares outstanding	4,530,701	4,530,701
Weighted average of shares outstanding basic (in shares)	4,530,701	3,398,330	2,991,600